                               ING INVESTORS TRUST

                    ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
               ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                        Supplement Dated February 13, 2004
                           To Service Class Prospectus
                                Dated May 1, 2003

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

Effective February 2, 2004, the portfolio manager to ING FMR(SM) Diversified Mid Cap Portfolio (the "Portfolio") changed to Tom Allen, whose biographical data is discussed in this supplement. In conjunction with the change in portfolio manager, there were changes in the investment strategies of the Portfolio, as set out below.

      1. The third, fourth and fifth full paragraphs of the "Principal Investment Strategy" section beginning on page 20 of the Prospectus are hereby deleted and replaced with the following:

                  The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

                  The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

      2. The discussion of the Portfolio's risk factors under "Principal Investment Strategy - Principal Risks" will be revised to add Emerging Markets Risk. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      3. The Portfolio will use the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") as its comparative index. As such, the last paragraph and "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 22 are deleted and replaced with the following:

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                                   AVERAGE ANNUAL TOTAL RETURN*

                                                        10/2/00
                                         1 YEAR        INCEPTION
                  Class S Shares            (19.34)%      (12.20)%
                  S&P MidCap 400 Index      (14.51)%       (8.57)%(1)
                  Russell Midcap Index      (16.19)%      (11.35)%(1)

                                 BEST QUARTER
                                 Quarter Ended
                                 12/31/01.......18.53%

                                 WORST QUARTER
                                 Quarter Ended
                                 9/30/02.......(18.69)%

                  * The performance information presented above is as of December 31 for each year.

                  (1) Index return is for the period beginning October 1, 2000.

      4. The third paragraph of the "More on the Portfolio Manager" section on page 23 of the Prospectus is amended to read:

                  The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME            POSITION AND RECENT BUSINESS EXPERIENCE
                  ---------     ------------------------------------------------
                  Tom Allen     Vice President of FMR and Portfolio Manager of
                                the Portfolio since February 2004.

                                Since joining Fidelity Investments in 1995, Mr.
                                Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND ING VAN KAMPEN EQUITY GROWTH PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Goldman Sachs Internet Tollkeeper(SM) Portfolio and ING Van Kampen Equity Growth Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below.

1. The following replaces the percentages to the chart on pages 62 and 63 of the Prospectus for the Portfolios. The chart (including footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                           MANAGEMENT       DISTRIBUTION   SHAREHOLDER       OTHER          TOTAL OPERATING
                             FEE(2)         (12B-1) FEE    SERVICES FEE   EXPENSES(2)           EXPENSES
                           ----------       ------------   ------------   -----------       ---------------
Goldman Sachs                    1.35%(5)           0.00%          0.25%         0.01%                 1.61%
Internet Tollkeeper(SM)
Van Kampen Equity Growth         0.65%(5)           0.00%          0.25%         0.01%(3)              0.91%

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) "Other Expenses" for ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Mercury Focus Value, and ING Mercury Fundamental Growth Portfolios are estimated because the Portfolios did not have a full year of calendar operations as of December 31, 2002.

(5)   Annualized as of January 1, 2004.

2. The "Example" table on page 63 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Goldman Sachs Internet Tollkeeper(SM)    $164      $508     $876      $1,911
Van Kampen Global Equity                  $93      $290     $504      $1,120

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                    ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
               ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                       Supplement Dated February 13, 2004
                         To Retirement Class Prospectus
                              Dated August 1, 2003

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

Effective February 2, 2004, the portfolio manager to ING FMR(SM) Diversified Mid Cap Portfolio (the "Portfolio") changed to Tom Allen, whose biographical data is discussed in this supplement. In conjunction with the change in portfolio manager, there were changes in the investment strategies of the Portfolio, as set out below.

      1. The third, fourth and fifth full paragraphs of the "Principal Investment Strategy" section beginning on page 22 of the Prospectus are hereby deleted and replaced with the following:

                  The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

                  The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

      2. The discussion of the Portfolio's risk factors under "Principal Investment Strategy - Principal Risks" will be revised to add Emerging Markets Risk. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      3. The Portfolio will use the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") as its comparative index. As such, the last paragraph and "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 24 are deleted and replaced with the following:

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                                AVERAGE ANNUAL TOTAL RETURN*

                                           1 YEAR          10/2/00
                                                          INCEPTION
                  Class S Shares              (19.69)%       (12.55)%
                  S&P MidCap 400 Index        (14.51)%        (8.57)%(1)
                  Russell Midcap Index        (16.19)%       (11.35)%(1)

                                 BEST QUARTER
                                 Quarter Ended
                                 12/31/01.......18.44%

                                 WORST QUARTER
                                 Quarter Ended
                                 9/30/02.......(18.78)%

                        * Class R commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of Class R shares. Class S shares are not offered in this Prospectus. If they had been offered, Class R shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

                        (1) Index return is for the period beginning October 1, 2000.


      4. The third paragraph of the "More on the Portfolio Manager" section on page 24 of the Prospectus is amended to read:

                  The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME           POSITION AND RECENT BUSINESS EXPERIENCE
                  ---------     ------------------------------------------------
            Tom Allen           Vice President of FMR and Portfolio Manager of
                                the Portfolio since February 2004.

                                Since joining Fidelity Investments in 1995, Mr.
                                Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND ING VAN KAMPEN EQUITY GROWTH PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Goldman Sachs Internet Tollkeeper(SM) Portfolio and ING Van Kampen Equity Growth Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below.

1. The following replaces the percentages in the chart on pages 63 through 65 of the Prospectus for the Portfolios. The chart (including the footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS R SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                                             TOTAL              TOTAL NET
                           MANAGEMENT      SHAREHOLDER    DISTRIBUTION      OTHER          OPERATING    FEE     OPERATING
                              FEE          SERVICE FEE   (12B-1) FEE(2)   EXPENSES(3)      EXPENSES    WAIVER   EXPENSES
Goldman Sachs
Internet Tollkeeper(SM)          1.35%(6)         0.25%            0.50%         0.01%          2.11%    0.15%       1.96%
Van Kampen Equity Growth         0.65%(6)         0.25%            0.50%         0.01%(5)       1.41%    0.15%       1.26%

(1) This table shows the estimated operating expenses for Class R shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) DSI has contractually agreed to waive a portion of the distribution fee for Class R shares of the Portfolio, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will come through at least July 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(5) "Other Expenses" for ING Mercury Focus Value, ING Mercury Fundamental Growth, ING Van Kampen Equity Growth, and ING Global Franchise Portfolios are estimated because the Portfolios did not have a full calendar year of performance operations as of December 31, 2002.

(6)   Annualized as of January 1, 2004.

2. The "Example" table on page 65 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                        1 Year   3 Years   5 Years   10 Years
                                        ------   -------   -------   --------
Goldman Sachs Internet Tollkeeper(SM)    $199      $646    $1,120     $2,430
Van Kampen Equity Growth                 $128      $431     $757      $1,678

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                    ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
               ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                       Supplement Dated February 13, 2004
                        To Institutional Class Prospectus
                                Dated May 1, 2003

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

Effective February 2, 2004, the portfolio manager to ING FMR(SM) Diversified Mid Cap Portfolio (the "Portfolio") changed to Tom Allen, whose biographical data is discussed in this supplement. In conjunction with the change in portfolio manager, there were changes in the investment strategies of the Portfolio, as set out below.

      1. The third, fourth and fifth full paragraphs of the "Principal Investment Strategy" section beginning on page 21 of the Prospectus are hereby deleted and replaced with the following:

                  The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

                  The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

      2. The discussion of the Portfolio's risk factors under "Principal Investment Strategy - Principal Risks" will be revised to add Emerging Markets Risk. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      3. The Portfolio will use the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") as its comparative index. As such, the last paragraph and "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 22 are deleted and replaced with the following:

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                                   AVERAGE ANNUAL TOTAL RETURN*

                                           1 YEAR         10/2/00
                                                          INCEPTION
                  Class S Shares              (19.34)%       (12.20)%
                  S&P MidCap 400 Index        (14.51)%        (8.57)%(1)
                  Russell Midcap Index        (16.19)%       (11.35)%(1)

                                 BEST QUARTER
                                 Quarter Ended
                                 12/31/01........18.53%

                                 WORST QUARTER
                                 Quarter Ended
                                 9/30/02........(18.69)%

                        * The performance information presented above is as of December 31 for each year. Class I does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class S shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

                        (1) Index return is for the period beginning October 1, 2000.

      4. The third paragraph of the "More on the Portfolio Manager" section on page 23 of the Prospectus is amended to read:

                  The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME             POSITION AND RECENT BUSINESS EXPERIENCE
                  ---------     ------------------------------------------------
                  Tom Allen     Vice President of FMR and Portfolio Manager of
                                the Portfolio since February 2004.

                                Since joining Fidelity Investments in 1995, Mr.
                                Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND ING VAN KAMPEN EQUITY GROWTH PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Goldman Sachs Internet Tollkeeper(SM) Portfolio and ING Van Kampen Equity Growth Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below:

1. The following replaces the percentages in the chart on pages 62 and 63 of the Prospectus for the Portfolios. The chart (including footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                           MANAGEMENT       DISTRIBUTION      OTHER          TOTAL OPERATING
                              FEE           (12B-1) FEE    EXPENSES(2)           EXPENSES
                           ----------       ------------   -----------       ---------------
Goldman Sachs
Internet Tollkeeper(SM)          1.35%(5)           0.00%         0.01%                 1.36%
Van Kampen Equity Growth         0.65%(5)           0.00%         0.01%(3)              0.66%

(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) "Other Expenses" for the ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Mercury Focus Value, and ING Mercury Fundamental Growth Portfolios are estimated because the Portfolios did not have a full calendar year of performance operations as of December 31, 2002.

(5)   Annualized as of January 1, 2004.

2. The "Example" table on page 63 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                        1 Year   3 Years   5 Years   10 Years
                                        ------   -------   -------   --------
Goldman Sachs Internet Tollkeeper(SM)    $138      $431     $745      $1,635
Van Kampen Equity Growth                  $67      $211     $368       $822

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                     ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
               ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO
                     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                       Supplement Dated February 13, 2004
                           To Adviser Class Prospectus
                                Dated May 1, 2003


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

Effective February 2, 2004, the portfolio manager to ING FMR(SM) Diversified Mid Cap Portfolio (the "Portfolio") changed to Tom Allen, whose biographical data is discussed in this supplement. In conjunction with the change in portfolio manager, there were changes in the investment strategies of the Portfolio, as set out below.

      1. The third, fourth and fifth full paragraphs of the "Principal Investment Strategy" section beginning on page 20 of the Prospectus are hereby deleted and replaced with the following:

                  The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers. The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

                  The Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. In buying and selling securities for the Portfolio, the Portfolio Manager invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

      2. The discussion of the Portfolio's risk factors under "Principal Investment Strategy - Principal Risks" will be revised to add Emerging Markets Risk. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      3. The Portfolio will use the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") as its comparative index. As such, the last paragraph and "Average Annual Total Return" and "Best/Worst Quarter" tables of the "Performance" section of the Prospectus on page 22 are deleted and replaced with the following:

                  The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of two indices - the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index") and the Russell Midcap(R) Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap(R) Index is an unmanaged index consisting of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index contains the 1,000 largest companies in the United States. The S&P MidCap 400 Index is intended to be the comparative index. The Portfolio Manager has determined that the S&P MidCap 400 Index is the more appropriate index than the Russell Midcap(R) Index for use as a comparative index since it more closely reflects the performance of the securities in which the Portfolio invests.

                                   AVERAGE ANNUAL TOTAL RETURN*

                                           1 YEAR         10/2/00
                                                          INCEPTION
                   Class S Shares             (19.46)%        (12.33)%
                   S&P MidCap 400 Index       (14.51)%        (8.57)%(1)
                   Russell Midcap Index       (16.19)%       (11.35)%(1)

                                 BEST QUARTER
                                 Quarter Ended
                                 12/31/01........18.49%

                                 WORST QUARTER
                                 Quarter Ended
                                 9/30/02........(18.72)%

                        * The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

                        (1) Index return is for the period beginning October 1, 2000.


      4. The third paragraph of the "More on the Portfolio Manager" section on page 23 of the Prospectus is amended to read:

                  The following person at FMR is primarily responsible for the day-to-day investment decisions of the Portfolio:

                    NAME             POSITION AND RECENT BUSINESS EXPERIENCE
                  ---------     ------------------------------------------------
                  Tom Allen     Vice President of FMR and Portfolio Manager of
                                the Portfolio since February 2004.

                                Since joining Fidelity Investments in 1995, Mr.
                                Allen has worked as a research analyst and manager.

ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) AND ING VAN KAMPEN EQUITY GROWTH PORTFOLIOS

Effective January 1, 2004, the management fees (also known as a unified fee) for ING Goldman Sachs Internet Tollkeeper(SM) Portfolio and ING Van Kampen Equity Growth Portfolio (the "Portfolios") were reduced. Consequently, the Prospectus is updated to reflect the new management fee structures as described below.

1. The following replaces the percentages in the chart on pages 62 and 63 of the Prospectus for the Portfolios. The chart (including footnotes) remains unchanged with respect to ING Investors Trust's other portfolios.

                                 CLASS A SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                           DISTRIBUTION                                    TOTAL          FEE         TOTAL NET
                           MANAGEMENT        (12B-1)      SHAREHOLDER      OTHER         OPERATING   WAIVER/EXPENSE   OPERATING
                              FEE             FEE(2)      SERVICES FEE   EXPENSES(3)      EXPENSES    REIMBURSEMENT    EXPENSES
                           ----------      ------------   ------------   -----------     ---------   --------------   ---------
Goldman Sachs
Internet Tollkeeper(SM)          1.35%(6)          0.25%          0.25%         0.01%         1.86%            0.10%       1.76%
Van Kampen Equity Growth         0.65(6)           0.25%          0.25%         0.01%(4)      1.16%            0.10%       1.06%

(1) This table shows the estimated operating expenses for Class A shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

(2) Directed Services, Inc. ("DSI") has agreed to waive a portion of the distribution fee for Class A shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least December 31, 2004. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management and administrative fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) "Other Expenses" for the ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Mercury Focus Value, and ING Mercury Fundamental Growth Portfolios are estimated because the Portfolios did not have a full year of operations as of December 31, 2002.

(6)   Annualized as of January 1, 2004.

2. The "Example" table on pages 63 and 64 of the Prospectus, as it pertains to the Portfolios only, is revised as follows:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Goldman Sachs Internet Tollkeeper(SM)    $179      $575     $997      $2,172
Van Kampen Equity Growth                 $108      $359     $629      $1,400

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.